CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Cash Flows from Operating Activities:
Net loss for the period	$ (4,347,337)	$ (4,119,566)	$ (7,160,950)	$ (7,326,663)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	0	324,233	0	459,479
Depreciation	2,616	4,224	5,433	9,382
Loss on debt restructuring	161,292	0	161,292	0
Write-off of mineral property	425,010	0	425,010	0
Accretion of convertible notes	1,137,663	941,991	2,317,556	1,858,273
Notes issued for interest	135,293	0	135,293	0
Shares issued for compensation	0	0	0	5,827
Changes in non-cash working capital:
Net (increase) decrease in deposits and advances	29,505	123,971	(51,262)	(160,551)
Net increase (decrease) in accounts payable and accrued expenses	(63,947)	(423,935)	213,447	(79,769)
Net cash used in operating activities	(2,519,905)	(3,149,082)	(3,954,181)	(5,234,022)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	(150,000)	(127,021)	(150,000)	(127,021)
Net cash used in investing activities	(150,000)	(127,021)	(150,000)	(127,021)
Cash Flows from Financing Activities:
Proceeds from the issuance of convertible notes	12,000,000	0	12,000,000	0
Net proceeds from the issuance of common shares	0	535,292	68,250	638,811
Restructure fees	(684,488)	0	(684,488)	0
Settlement of convertible notes	(4,000)	0	(4,000)	0
Net cash provided by financing activities	11,311,512	535,292	11,379,762	638,811
Change in Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	8,641,607	(2,740,811)	7,275,581	(4,722,232)
Cash and cash equivalents - beginning of period	1,609,811	6,366,097	2,975,837	8,347,518
Cash and cash equivalents - end of period	$ 10,251,418	$ 3,625,286	$ 10,251,418	$ 3,625,286